MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of voluntary change in accounting policy [abstract]
Schedule of Foreign Currency Exchange Rate	As of December 31, 2025 and 2024, the sell-exchange rates for a USD to relevant currencies for the Company of $1.00 were the following:

	2025	2024
Costa Rican Colon ("CRC")	CRC 501	CRC 513
Peruvian Nuevo Sol ("PEN")	PEN 3.369	PEN 3.770
Colombian Pesos (“COP”)	COP 3,757	COP 4,409
Mexican Peso (“MXN”)	MXN 17.97	N/A
The average rates for a USD to relevant currencies for the Company of $1.00 were the following for the years ended December 31, 2025, 2024, and 2023:

	2025	2024	2023
CRC	CRC 506	CRC 518	CRC 547
PEN	PEN 3.574	PEN 3.756	PEN 3.747
COP	COP 4,053	COP 4,071	COP 4,321
MXN	MXN 19.22	N/A	N/A

Schedule of Subsidiaries
The consolidated financial statements include the financial information of Logistic Properties of the Americas (parent entity) and its subsidiaries:

		Ownership Interest		Non-controlling Interests
Entities	Country	2025	2024	2025	2024
Latam Logistic Properties S.A.	Panamá	100%	100%
two	Cayman Islands	100%	100%
Latam Logistic Property Holdings, LLC	United States	100%	100%
LPA Corporate Services Inc.	United States	100%	100%
Latam Logistic COL HoldCo I, S de R.L.	Panamá	100%	100%
Latam Logistic CR HoldCo I, S de R.L.	Panamá	100%	100%
Latam Logistic Pan HoldCo S de R.L.	Panamá	100%	100%
Latam Logistic Pan Holdco El Coyol II S de R.L.	Panamá	50%	50%	50%	50%
Latam Logistic Pan Holdco Cedis Rurales S de R.L.	Panamá	100%	100%
Latam Logistic Pan HoldCo San Joaquin I S de R.L.	Panamá	100%	100%
Latam Logistic Pan Holdco Verbena I S de R.L.	Panamá	48%	48%	52%	52%
Latam Logistic Pan Holdco Verbena II S, S.R.L.	Panamá	48%	48%	52%	52%
Logistic Property Asset Management, S de R.L.	Panamá	100%	100%
Latam Logistic Pan Holdco Verbena Fase 2, S de R.L.	Panamá	100%	100%
LPA Asset Management CR, S.A.	Panamá	75%	100%	25%	—%
LPA Pan Holdco 2 Verbena Fase II, INC.	Panamá	75%	100%	25%	—%
LPA Verbena Fase II Pan Holdco 1, S.A.	Panamá	75%	100%	25%	—%
Latam Logistic Pan Holdco Medellin I, S.R.L.	Panamá	100%	100%
LatAm Logistic Pan HoldCo Bodegas los Llanos, S.R.L.	Panamá	100%	100%
LPA PER OpCo, S.R.L.	Perú	100%	100%
LPA PER PropCo Lurin I, S.R.L.	Perú	100%	100%
LPA PER PropCo Lurin II, S.R.L.	Perú	100%	100%
LPA PER PROPCO LURIN III S.R.L.	Perú	100%	100%
Parque Logístico Callao, S.R.L.	Perú	40%	40%	60%	60%
LPA COL OpCo, S.A.S	Colombia	100%	100%
LPA COL PropCo Cota I, S.A.S.	Colombia	100%	100%
LPA CR OpCo, Sociedad de Responsabilidad Limitada	Costa Rica	100%	100%
LPA CR PropCo Alajuela I, Sociedad de Responsabilidad Limitada	Costa Rica	100%	100%
LPA Propco El Coyol Dos Sociedad de Responsabilidad Limitada	Costa Rica	50%	50%	50%	50%
LPA Propco Bodegas San Joaquín Sociedad de Responsabilidad Limitada	Costa Rica	100%	100%
LPA Propco Cedis Rurales Costa Rica Sociedad de Responsabilidad Limitada	Costa Rica	100%	100%
Tres Ciento dos Setecientos Ochenta y Cuatro Mil Cuatrocientos Treinta y Tres Sociedad de Responsabilidad Limitada	Costa Rica	24%	24%	76%	76%
LPA PropCo Bodegas los Llanos Sociedad de Responsabilidad Limitada	Costa Rica	100%	100%
LPA CR Zona Franca Sociedad de Responsabilidad Limitada	Costa Rica	100%	100%
LPA MX Holdco I S.R.L. de C.V.	Mexico	100%	N/A
Latam Logistic Mx Holdco II S.R.L. de C.V.	Mexico	100%	N/A
LPA Mex OpCo SRL de CV	Mexico	100%	N/A
Fideicomiso F/ 6193	Mexico	10%	N/A	90%	N/A
Fideicomiso F/6384	Mexico	10%	N/A	90%	N/A
Latam Logistic SLV OpCo S.A. de C.V.	El Salvador	100%	100%